Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 16,419,182	$ 6,753,891
Less: allowance for doubtful accounts	(151,347)	(109,117)
Accounts receivable, net	$ 16,267,835	$ 6,644,774